Equity (Details) - USD ($)							1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 04, 2022	Jul. 27, 2022	Jul. 26, 2022	Jul. 01, 2022	Feb. 14, 2022	Oct. 22, 2021	Jan. 21, 2022	Oct. 22, 2021	Sep. 29, 2021	Aug. 31, 2021	Aug. 30, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Aug. 16, 2022
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)												4,814,907		4,814,907
Fair market value of the shares												$ 325,344		$ 325,344
Interest expense														$ 340,125
Issued shares of common stock (in Shares)												170,305		170,305
Warrant exercise per shares (in Dollars per share)											$ 10	$ 0.13		$ 0.13
Secured proceeds payable														$ 22,139
Convertible promissory notes												$ 75,000		75,000
Accrued dividends														56,516
Promissory note	$ 150,000										$ 285,778
Interest expense														60,250
Interest rate																			1.00%	1.00%
Proceeds received																	$ 10,141,998
Digerati Technologies, Inc [Member]
Equity (Details) [Line Items]
Interest expense												$ 2,371	$ 1,380	$ 4,436	$ 2,887	$ 5,990		$ 4,765
Common stock, shares issued (in Shares)												152,488,301		152,488,301		142,088,039		138,538,039
Issued shares of common stock (in Shares)			30,000		34,150	300,000	600,000	300,000	150,000	150,000
Promissory note							$ 460,000	$ 150,000	$ 75,000	$ 75,000								$ 2,100,000
Promissory note interest rate							8.00%	8.00%	8.00%	8.00%
Fair value		$ 22,093				$ 13,965			$ 10,788	$ 13,635
Debt discount							$ 60,892
Issued shares (in Shares)		300,000	300,000	1,500,000
Principal amount outstanding			$ 50,000		$ 75,000
Loss on extinguishment debt description					The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension.
Fair market value				$ 125,250														$ 146,942
Recognized a loss			50,000
Fair value of shares issued			30,000
Interest expense			$ 80,000
Aggregate principal amount		$ 165,000														$ 10,000,000
Interest rate		8.00%
Related expenses and closing fees		$ 19,500
Net proceeds		100,000
Amortization discount		$ 19,500
Non-standardized profit-sharing plan (in Shares)																		7,858,820
Cash compensation (in Shares)																		264,712
Proceeds received																		$ 33,000
Exercise warrants (in Shares)																		330,000
Exercise price per warrant (in Dollars per share)																		$ 0.1
Accrued compensation (in Shares)																		554,010
Payment of debt																		$ 17,965
Digerati Technologies, Inc [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)					250,000
Digerati Technologies, Inc [Member] | Accounts Payable [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																		1,000,000
Accounts payable																		$ 60,500
Digerati Technologies, Inc [Member] | Promissory Note [Member]
Equity (Details) [Line Items]
Promissory note extension agreement																		400,000
Digerati Technologies, Inc [Member] | Promissory Note [Member]
Equity (Details) [Line Items]
Fair market value																		$ 58,760
Professional services [Member] | Digerati Technologies, Inc [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																		4,250,000
Professional services																		$ 222,950
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)												3,060,000		3,060,000
Common Stock [Member] | Warrant [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)												170,305		170,305
Common Stock [Member] | Equity [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)												1,500,000		1,500,000
Common Stock [Member] | Digerati Technologies, Inc [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)																		330,000
Series A Convertible Preferred Stock [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)												855,050		855,050
Shares of common stock (in Shares)														200,000
Series C Convertible Preferred Stock [Member] | Digerati Technologies, Inc [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)																		55,400
Series B Convertible Preferred Stock [Member] | Digerati Technologies, Inc [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)																		17,965
Debt [Member] | Digerati Technologies, Inc [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																		21,275,629
Settlement of debt																		$ 428,375